Fair Value Measurements (Schedule Of Transfers Between Fair Value Hierarchy Levels) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer into of Level 3/Transfers out of Level 2
Net fair value of Level 3 transfers	182	(19)
Fuel Oils [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into Level 3/Transfers out of Level 1	1
Transfers out of Level 3/Transfers into Level1		(19)
Natural Gas [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3/Transfers into Level 2	185
Power [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer into of Level 3/Transfers out of Level 2		(1)
Transfers out of Level 3/Transfers into Level 2	$ (4)	$ 1